Income Taxes - Schedule of Rate Reconciliation (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision/(Benefit) at Statutory Rate	$ (931,861)	$ (1,054,558)
State Tax Provision/(Benefit) net of federal benefit	(169,277)	(179,449)
Permanent Book/Tax Differences	1,283	14,603
Change in valuation allowance	992,311	1,222,042
Other	108,667	1,775
Income Tax Provision/(Benefit)	$ 1,122	$ 4,413
Provision/(Benefit) at Statutory Rate, percent	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit, percent	3.85%	4.03%
Permanent Book/Tax Differences, percent	(0.03%)	(0.29%)
Change in valuation allowance, percent	(22.36%)	(24.34%)
Other, percent	(2.45%)	(0.04%)
Income Tax Provision/(Benefit), percent	0.01%	0.37%